Fair value of financial instruments - Summary of Fair Value of Assets and Liabilities Measured at Fair Value on a Recurring Basis and Classified Using Fair Value Hierarchy (Detail) - CAD ($)
$ in Millions
	Apr. 30, 2025	Jan. 31, 2025	Oct. 31, 2024	Apr. 30, 2024	Jan. 31, 2024	Oct. 31, 2023
Financial assets
Interest-bearing deposits with banks	$ 65,970		$ 66,020
Trading
Trading securities	189,137		183,300
Investment
Assets purchased under reverse repurchase agreements and securities borrowed	301,927		350,803
Loans	1,007,306		981,380
Derivatives
Derivatives	188,211		150,612
Deposits
Personal	519,172		522,139
Business and government	893,573		839,670
Bank	34,041		47,722
Other
Obligations related to securities sold short	46,823		35,286
Obligations related to assets sold under repurchase agreements and securities loaned	281,326		305,321
Derivatives
Total derivatives	194,344		163,763
Netting adjustments [member]
Derivatives
Impact on Positive fair values (Derivative assets) of netting agreements that qualify for balance sheet offset	(2,375)		(1,568)
Financial assets	(2,375)		(1,568)
Derivatives
Impact on Negative fair values (Derivative liabilities) of netting agreements that qualify for balance sheet offset	(2,375)		(1,568)
Financial liabilities	(2,375)		(1,568)
Total gross fair value [member] | Level 1 [member]
Trading
Trading securities	96,069		100,758
Investment
Investment securities	23,985		7,467
Derivatives
Total gross derivatives, assets	1,322		2,553
Other assets	5,510		5,291
Financial assets	126,886		116,069
Other
Obligations related to securities sold short	14,539		15,172
Derivatives
Total gross derivatives, liabilities	2,272		3,212
Other liabilities	315		287
Financial liabilities	17,126		18,671
Total gross fair value [member] | Level 2 [member]
Financial assets
Interest-bearing deposits with banks	56,275		53,996
Trading
Trading securities	90,381		79,998
Investment
Investment securities	178,220		148,213
Assets purchased under reverse repurchase agreements and securities borrowed	226,379		284,311
Loans	10,686		8,924
Derivatives
Total gross derivatives, assets	188,869		149,235
Other assets	7,171		6,472
Financial assets	757,981		731,149
Deposits
Personal	33,608		33,829
Business and government	167,593		156,429
Bank	2,920		10,530
Other
Obligations related to securities sold short	32,284		20,114
Obligations related to assets sold under repurchase agreements and securities loaned	240,561		270,663
Derivatives
Total gross derivatives, liabilities	193,110		160,898
Other liabilities	17,231		(1,694)
Financial liabilities	687,307		650,769
Total gross fair value [member] | Level 3 [member]
Trading
Trading securities	2,687		2,544
Investment
Investment securities	735		680
Loans	1,207		1,781
Derivatives
Total gross derivatives, assets	395		392
Other assets	5		7
Financial assets	5,029		5,404
Deposits
Personal	542		478
Derivatives
Total gross derivatives, liabilities	1,337		1,221
Financial liabilities	1,879		1,699
Total gross fair value [member] | Canadian government debt - issued or guaranteed, Federal [member] | Level 1 [member]
Trading
Trading securities	10,101		11,611
Investment
Investment securities	16,813		4,623
Total gross fair value [member] | Canadian government debt - issued or guaranteed, Federal [member] | Level 2 [member]
Trading
Trading securities	1,914		2,173
Investment
Investment securities	11,007		8,546
Total gross fair value [member] | Canadian government debt - issued or guaranteed, Provincial and municipal [member] | Level 2 [member]
Trading
Trading securities	17,472		16,588
Investment
Investment securities	9,953		7,554
Total gross fair value [member] | U.S. federal state municipal and agencies debt issued or guaranteed [member] | Level 1 [member]
Trading
Trading securities	1,213		1,852
Investment
Investment securities	139		42
Total gross fair value [member] | U.S. federal state municipal and agencies debt issued or guaranteed [member] | Level 2 [member]
Trading
Trading securities	38,491		29,136
Investment
Investment securities	103,808		80,224
Total gross fair value [member] | Other OECD government debt - issued or guaranteed [member] | Level 1 [member]
Trading
Trading securities	8,305		2,481
Investment
Investment securities	6,579		2,370
Total gross fair value [member] | Other OECD government debt - issued or guaranteed [member] | Level 2 [member]
Trading
Trading securities	6,018		2,153
Investment
Investment securities	9,525		7,786
Total gross fair value [member] | Mortgage-backed securities [member] | Level 2 [member]
Trading
Trading securities	93		3
Investment
Investment securities	2,447		2,603
Total gross fair value [member] | Mortgage-backed securities [member] | Level 3 [member]
Investment
Investment securities	31		31
Total gross fair value [member] | Asset- backed securities, Non-CDO [member] | Level 2 [member]
Trading
Trading securities	890		1,434
Investment
Investment securities	9,887		9,357
Total gross fair value [member] | Corporate debt and other debt [member] | Level 2 [member]
Trading
Trading securities	22,866		26,195
Investment
Investment securities	31,257		31,839
Total gross fair value [member] | Corporate debt and other debt [member] | Level 3 [member]
Trading
Trading securities	32
Investment
Investment securities	134		143
Total gross fair value [member] | Equity securities [member] | Level 1 [member]
Trading
Trading securities	76,450		84,814
Investment
Investment securities	454		432
Total gross fair value [member] | Equity securities [member] | Level 2 [member]
Trading
Trading securities	2,637		2,316
Investment
Investment securities	336		304
Total gross fair value [member] | Equity securities [member] | Level 3 [member]
Trading
Trading securities	2,655		2,544
Investment
Investment securities	570		506
Total gross fair value [member] | Interest rate contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, assets	26,685		27,719
Total gross fair value [member] | Interest rate contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, assets	317		354
Total gross fair value [member] | Foreign exchange contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, assets	134,792		98,480
Total gross fair value [member] | Foreign exchange contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, assets			3
Total gross fair value [member] | Credit derivatives [member] | Level 2 [member]
Derivatives
Total gross derivatives, assets	429		273
Total gross fair value [member] | Other contracts [member] | Level 1 [member]
Derivatives
Total gross derivatives, assets	1,322		2,553
Total gross fair value [member] | Other contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, assets	28,178		23,830
Total gross fair value [member] | Other contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, assets	53		21
Total gross fair value [member] | Valuation adjustments [member] | Level 2 [member]
Derivatives
Total gross derivatives, assets	(1,215)		(1,067)
Total gross fair value [member] | Valuation adjustments [member] | Level 3 [member]
Derivatives
Total gross derivatives, assets	25		14
Total gross fair value [member] | Interest rate contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, liabilities	22,032		24,852
Total gross fair value [member] | Interest rate contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, liabilities	839		847
Total gross fair value [member] | Foreign exchange contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, liabilities	133,861		93,164
Total gross fair value [member] | Foreign exchange contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, liabilities	53		54
Total gross fair value [member] | Credit derivatives [member] | Level 2 [member]
Derivatives
Total gross derivatives, liabilities	396		218
Total gross fair value [member] | Other contracts [member] | Level 1 [member]
Derivatives
Total gross derivatives, liabilities	2,272		3,212
Total gross fair value [member] | Other contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, liabilities	37,215		42,961
Total gross fair value [member] | Other contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, liabilities	445		324
Total gross fair value [member] | Valuation adjustments [member] | Level 2 [member]
Derivatives
Total gross derivatives, liabilities	(394)		(297)
Total gross fair value [member] | Valuation adjustments [member] | Level 3 [member]
Derivatives
Total gross derivatives, liabilities			(4)
Recurring [member]
Financial assets
Interest-bearing deposits with banks	56,275		53,996
Trading
Trading securities	189,137		183,300
Investment
Investment securities	202,940		156,360
Assets purchased under reverse repurchase agreements and securities borrowed	226,379		284,311
Loans	11,893		10,705
Derivatives
Total gross derivatives, assets	190,586		152,180
Impact on Positive fair values (Derivative assets) of netting agreements that qualify for balance sheet offset	(2,375)		(1,568)
Derivatives	188,211		150,612
Other assets	12,686		11,770
Financial assets	887,521		851,054
Deposits
Personal	34,150		34,307
Business and government	167,593		156,429
Bank	2,920		10,530
Other
Obligations related to securities sold short	46,823		35,286
Obligations related to assets sold under repurchase agreements and securities loaned	240,561		270,663
Derivatives
Total gross derivatives, liabilities	196,719		165,331
Impact on Negative fair values (Derivative liabilities) of netting agreements that qualify for balance sheet offset	(2,375)		(1,568)
Total derivatives	194,344		163,763
Other liabilities	17,546		(1,407)
Financial liabilities	703,937		669,571
Recurring [member] | Level 3 [member]
Derivatives
Financial liabilities	(542)	$ (634)	(478)	$ (633)	$ (429)	$ (383)
Recurring [member] | Canadian government debt - issued or guaranteed, Federal [member]
Trading
Trading securities	12,015		13,784
Investment
Investment securities	27,820		13,169
Recurring [member] | Canadian government debt - issued or guaranteed, Provincial and municipal [member]
Trading
Trading securities	17,472		16,588
Investment
Investment securities	9,953		7,554
Recurring [member] | U.S. federal state municipal and agencies debt issued or guaranteed [member]
Trading
Trading securities	39,704		30,988
Investment
Investment securities	103,947		80,266
Recurring [member] | Other OECD government debt - issued or guaranteed [member]
Trading
Trading securities	14,323		4,634
Investment
Investment securities	16,104		10,156
Recurring [member] | Mortgage-backed securities [member]
Trading
Trading securities	93		3
Investment
Investment securities	2,478		2,634
Recurring [member] | Asset- backed securities, Non-CDO [member]
Trading
Trading securities	890		1,434
Investment
Investment securities	9,887		9,357
Recurring [member] | Corporate debt and other debt [member]
Trading
Trading securities	22,898		26,195
Investment
Investment securities	31,391		31,982
Recurring [member] | Equity securities [member]
Trading
Trading securities	81,742		89,674
Investment
Investment securities	1,360		1,242
Recurring [member] | Interest rate contracts [member]
Derivatives
Total gross derivatives, assets	27,002		28,073
Recurring [member] | Foreign exchange contracts [member]
Derivatives
Total gross derivatives, assets	134,792		98,483
Recurring [member] | Credit derivatives [member]
Derivatives
Total gross derivatives, assets	429		273
Recurring [member] | Other contracts [member]
Derivatives
Total gross derivatives, assets	29,553		26,404
Recurring [member] | Valuation adjustments [member]
Derivatives
Total gross derivatives, assets	(1,190)		(1,053)
Recurring [member] | Interest rate contracts [member]
Derivatives
Total gross derivatives, liabilities	22,871		25,699
Recurring [member] | Foreign exchange contracts [member]
Derivatives
Total gross derivatives, liabilities	133,914		93,218
Recurring [member] | Credit derivatives [member]
Derivatives
Total gross derivatives, liabilities	396		218
Recurring [member] | Other contracts [member]
Derivatives
Total gross derivatives, liabilities	39,932		46,497
Recurring [member] | Valuation adjustments [member]
Derivatives
Total gross derivatives, liabilities	$ (394)		$ (301)